Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	$ 29,045	$ 27,595
Cost			$ 47,753	$ 43,873		$ 41,973
Accumulated depreciation			(16,703)	(14,828)		14,378
Net book value	29,045	27,595	31,050	29,045	$ 27,595	27,595
Additions	2,836	2,933
Disposals	(12)	(67)
Impairment reversal and (asset impairments)	(41)	163
Depreciation and amortization	(1,510)	(1,574)
Decommissioning and restoration provision change in estimate	(279)	525
Capitalized borrowing costs	293	333
Other	54
Reclassification of Waneta Dam to assets held for sale and other		(354)
Changes in foreign exchange rates	664	(509)
Closing net book value	31,050	29,045
Exploration and Evaluation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	1,774	1,613
Cost			1,908	1,774		1,613
Net book value	1,774	1,613	1,908	1,774		1,613
Additions	144	171
Impairment reversal and (asset impairments)	(31)
Changes in foreign exchange rates	21	(10)
Closing net book value	1,908	1,774
Mineral Properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	13,970	13,562
Cost			20,613	19,329		18,667
Accumulated depreciation			(5,739)	(5,359)		5,105
Net book value	13,970	13,562	14,874	13,970		13,562
Additions	86	174
Impairment reversal and (asset impairments)	(6)	207
Depreciation and amortization	(372)	(368)
Transfers between classifications	1,050	(8)
Decommissioning and restoration provision change in estimate	(250)	501
Capitalized borrowing costs	108	102
Other	(2)
Reclassification of Waneta Dam to assets held for sale and other		40
Changes in foreign exchange rates	290	(240)
Closing net book value	14,874	13,970
Land, buildings, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	5,742	6,352
Cost			17,452	12,948		13,517
Accumulated depreciation			(8,095)	(7,206)		7,165
Net book value	5,742	6,352	9,357	5,742		6,352
Additions	710	562
Disposals	(12)	(67)
Impairment reversal and (asset impairments)	(4)	(44)
Depreciation and amortization	(595)	(640)
Transfers between classifications	3,307	104
Decommissioning and restoration provision change in estimate	(29)	24
Other	56
Reclassification of Waneta Dam to assets held for sale and other		(394)
Changes in foreign exchange rates	182	(155)
Closing net book value	9,357	5,742
Capitalized Production Stripping Costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	2,298	2,161
Cost			5,435	4,561		4,269
Accumulated depreciation			(2,869)	(2,263)		2,108
Net book value	2,298	2,161	2,566	2,298		2,161
Additions	761	742
Depreciation and amortization	(543)	(566)
Changes in foreign exchange rates	50	(39)
Closing net book value	2,566	2,298
Construction In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	5,261	3,907
Cost			2,345	5,261		3,907
Net book value	5,261	3,907	$ 2,345	$ 5,261		$ 3,907
Additions	1,135	1,284
Transfers between classifications	(4,357)	(96)
Capitalized borrowing costs	185	231
Changes in foreign exchange rates	121	(65)
Closing net book value	$ 2,345	$ 5,261